OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Deferred VAT	$ 2,721,461	$ 3,134,708	$ 2,431,342	$ 891,875
Prepayments		297,319	167,165	372,638
Other		135,302	11,429	4,754
Other current assets	$ 3,643,946	$ 3,567,329	$ 2,609,936	$ 1,269,267